Schedule of Derivative Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
ING [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Mar. 29, 2020
Derivative, Maturity Date	Mar. 29, 2026
Fixed Rate	0.70%
ING [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 29,960
ING [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 28,355
DNB [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Mar. 30, 2020
Derivative, Maturity Date	Sep. 28, 2023
Fixed Rate	0.637%
DNB [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 128,913
DNB [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 74,442
SEB 1 [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Mar. 30, 2020
Derivative, Maturity Date	Sep. 28, 2023
Fixed Rate	0.632%
SEB 1 [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 51,565
SEB 1 [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 29,819
ING 2 [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Apr. 02, 2020
Derivative, Maturity Date	Oct. 02, 2025
Fixed Rate	0.70%
ING 2 [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 39,375
ING 2 [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 37,500
ING 3 [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Apr. 03, 2020
Derivative, Maturity Date	Apr. 03, 2023
Fixed Rate	0.675%
ING 3 [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 16,157
ING 3 [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 15,536
SEB 2 [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Apr. 30, 2020
Derivative, Maturity Date	Jan. 30, 2025
Fixed Rate	0.727%
SEB 2 [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 58,885
SEB 2 [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 56,179
Citi 1 [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Jul. 30, 2020
Derivative, Maturity Date	Oct. 18, 2023
Fixed Rate	0.33%
Citi 1 [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 104,450
Citi 1 [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 100,800
Citi 2 [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Aug. 10, 2020
Derivative, Maturity Date	May 10, 2024
Fixed Rate	0.351%
Citi 2 [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 56,075
Citi 2 [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 54,777
Citi 3 [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Jun. 22, 2020
Derivative, Maturity Date	Dec. 20, 2023
Fixed Rate	0.338%
Citi 3 [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 94,538
Citi 3 [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 87,878
Citi 4 [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Jun. 29, 2020
Derivative, Maturity Date	Aug. 28, 2023
Fixed Rate	0.328%
Citi 4 [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 56,915
Citi 4 [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 52,635
Citi 5 [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Jul. 21, 2020
Derivative, Maturity Date	Jul. 21, 2023
Fixed Rate	0.325%
Citi 5 [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 99,816
Citi 5 [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 97,598
Citi 6 [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Aug. 28, 2020
Derivative, Maturity Date	May 28, 2024
Fixed Rate	0.352%
Citi 6 [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 31,350
Citi 6 [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 30,620
Citi 7 [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Sep. 01, 2020
Derivative, Maturity Date	Mar. 01, 2024
Fixed Rate	0.343%
Citi 7 [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 33,390
Citi 7 [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 32,772
ING July 20 [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Jul. 06, 2020
Derivative, Maturity Date	Jul. 06, 2026
Fixed Rate	0.37%
ING July 20 [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 70,000
ING July 20 [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 67,083
Piraeus Bank [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Jul. 06, 2020
Derivative, Maturity Date	Jul. 06, 2025
Fixed Rate	0.388%
Piraeus Bank [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 50,350
Piraeus Bank [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 49,250
Alpha Bank [Member]
Repurchase Agreement Counterparty [Line Items]
Inception date	Jul. 06, 2020
Derivative, Maturity Date	Jul. 07, 2025
Fixed Rate	0.32%
Alpha Bank [Member] | Initial Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 35,000
Alpha Bank [Member] | Current Notional [Member]
Repurchase Agreement Counterparty [Line Items]
Initial Notional Amount	$ 34,000